Cash flow information - Summary of Reconciliation from Loss before Income Tax to Cash Used In Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flow information
Loss before income tax	¥ (810,630)	$ (117,530)	¥ (502,598)	¥ (3,069,043)
Depreciation on property, plant and equipment	50,693		36,865	33,466
Depreciation on right-of-use assets	22,125		23,821	18,277
Amortization on intangible assets	4,606		2,399	1,452
Loss allowance for trade and other receivables and contract assets	59,010		37,032	14,843
Investment income from wealth management products	(3,366)		(4,925)	(4,182)
Dividends from equity security	(422)		(745)
Fair value loss - net on financial assets at FVPL	19,102		10,133	1,878
Gain on settlement of derivative financial instruments			(8,709)	(1,550)
Loss on disposal of property, plant and equipment	302
Loss on disposal of right-of-use assets	182		846
Gain on disposal of subsidiaries			(2,305)
Amortization on deferred income of ADS depository	(3,756)		(4,373)	(2,405)
Finance (income)/costs - net	110,571		(14,061)	(22,270)
Share-based compensation expenses	17,493		54,144	29,951
Losses related to financial instruments with preferred rights				2,823,370
Others				(110)
Inventories	(6,824)		(10,632)	(7,075)
Contract assets	(10,006)		(7,277)	(50)
Other current assets	21,233		5,795	7,211
Trade receivables	(10,568)		(153,942)	(95,719)
Other receivables and prepayments	24,427		(44,386)	(22,894)
Amounts due from related parties	487		(383)	850
Trade payables	13,729		23,579	(9,073)
Contract liabilities	(2,373)		3,545	(9,772)
Other payables and accruals	43,791		32,054	11,948
Amounts due to related parties	(3)		(21)
Cash used in operations	¥ (460,197)	$ (66,722)	¥ (524,144)	¥ (300,897)